Investments Accounted for Using Equity Method - Summary of Financial Information of Investments in Associates (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2020 TWD ($)
Condensed Financial Statements Captions [Line Items]
Assets	$ 523,741		$ 522,996		$ 17,105
Liabilities	(131,022)		(131,467)		(4,279)
Total equity	392,719		391,529	$ 389,130	12,826	$ 387,273
Investments accounted for using equity method	8,252		6,949		$ 269
Net loss for the period	38,061	$ 1,243	37,869	37,047
Other comprehensive income (loss)	669	22	1,112	(966)
TOTAL COMPREHENSIVE INCOME	38,730	$ 1,265	38,981	36,081
Next Commercial Bank Co., Ltd. ("NCB") [Member]
Condensed Financial Statements Captions [Line Items]
Assets	37,431		33,540
Liabilities	(28,084)		(25,882)
Total equity	$ 9,347		$ 7,658
Percentage of ownership in associates	46.26%		41.90%		46.26%
Equity attributable to the Company	$ 4,324		$ 3,209
Unrealized gain or loss from downstream transactions	(31)		(36)
Investments accounted for using equity method	4,293		3,173
Net Revenues (losses)	10		(47)	15
Net loss for the period	(969)		(1,004)	(446)
Other comprehensive income (loss)	14		(10)	0
TOTAL COMPREHENSIVE INCOME	$ (955)		$ (1,014)	$ (446)